Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs
	March 31,
	2020	2019
Cost:
Product and distribution rights	$85,174	$83,391
	85,174	83,391
Accumulated amortization:
Product and distribution rights	76,762	74,539
	76,762	74,539
	$8,412	$8,852